Additional Information: Condensed Financial Statements of Parent Company - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net cash used in operating activities	$ (13,881)	$ (3,907)	$ (9,797)
Cash flows from financing activities:
Proceeds from exercise of share options	60	171	284
Net proceeds from issuance of ordinary shares upon IPO	28,405	0	0
Net cash (used in)/provided by financing activities	25,546	24,564	(2,612)
Series E Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Series E convertible redeemable preferred shares	0	20,000	0
Parent Company [Member]
Cash flows from operating activities:
Net cash used in operating activities	(34,030)	(8,083)	(86,738)
Cash flows from financing activities:
Proceeds from exercise of share options	60	171	284
Net proceeds from issuance of ordinary shares upon IPO	28,405	0	0
Others	0	0	2,210
Net cash (used in)/provided by financing activities	28,465	20,171	2,494
Net (decrease)/increase in cash and cash equivalents	(5,565)	12,088	(84,244)
Parent Company [Member] | Series E Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Series E convertible redeemable preferred shares	$ 0	$ 20,000	$ 0